Insurance Contracts and Private Pension - Summary of Deferred Acquisition Costs (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reinsurance assets [Line Items]
Beginning Balance	R$ 495	R$ 409
Increase	1,089	1,156
Amortization	(1,088)	(1,070)
Ending Balance	496	495
Up to one year [member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	389
Ending Balance	380	389
Non-current [Member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	106
Ending Balance	R$ 116	R$ 106